Consolidated Statements of Changes in Equity - CAD ($)	Common shares [Member]	Reserves [Member]	Shares to be issued [Member]	Other comprehensive income (loss) [Member]	Deficit [Member]	Total
Balance at Apr. 30, 2020	$ 12,202,496	$ 2,126,899	$ 308,594	$ 0	$ (5,141,223)	$ 9,496,766
Balance (shares) at Apr. 30, 2020	58,895,348
Shares issued pursuant to private placement and prospectus	$ 35,072,785					35,072,785
Shares issued pursuant to private placement and prospectus (shares)	27,035,500
Shares issued pursuant to exercise of warrants and options	$ 2,535,650					2,535,650
Shares issued pursuant to exercise of warrants and options (shares)	8,109,388
Shares issued for services	$ 41,468					41,468
Shares issued for services (shares)	28,508
Shares issuance costs - cash	$ (2,529,968)					(2,529,968)
Share issuance costs - finders warrants	(1,360,087)	1,360,087
Stock based compensation		4,661,744				4,661,744
Net loss and other comprehensive income for the year				5,476	(11,099,272)	(11,093,796)
Ending balance at Apr. 30, 2021	$ 45,962,344	8,148,730	308,594	5,476	(16,240,495)	$ 38,184,649
Ending balance (shares) at Apr. 30, 2021	94,068,744					94,068,744
Shares issued pursuant to private placement and prospectus	$ 71,152,150	2,072,850				$ 73,225,000
Shares issued pursuant to private placement and prospectus (shares)	29,290,000
Shares issued pursuant to property acquisition	$ 56,250,001					56,250,001
Shares issued pursuant to property acquisition (shares)	23,690,574
Shares issued pursuant to exercise of warrants and options	$ 3,888,456					3,888,456
Shares issued pursuant to exercise of warrants and options (shares)	7,826,484
Shares issuance costs - cash	$ (4,367,369)					(4,367,369)
Share issuance costs - finders warrants	(1,530,056)	1,530,056
Stock based compensation		11,939,973				11,939,973
Contingent consideration adjustment			(308,594)			(308,594)
Transfer of exploration and evaluation assets pursuant to spin-out	(7,382,566)					(7,382,566)
Net loss and other comprehensive income for the year				(373,887)	(15,270,556)	(15,644,443)
Ending balance at Apr. 30, 2022	$ 163,972,960	$ 23,691,609	$ 0	$ (368,411)	$ (31,511,051)	$ 155,785,107
Ending balance (shares) at Apr. 30, 2022	154,875,802					154,875,802